Deferred Liabilities, Commitments and Contingencies (Tables) - CIK0001853021 Metals Acquisition Corp [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Schedule of variation in the copper price will determine the margin rate as well as the composition of interest payments (being either cash and/or capitalized to the principal

LME Copper Price	Margin	Payment
<$3.40/lb	12.00%	100% capitalized / 0% Cash
>$3.40/lb to $3.85/lb	10.00%	60% capitalized / 40% Cash
>$3.85/lb	8.00%	0% capitalized / 100% Cash

LME Copper Price	Margin	Payment
<$3.40/lb	12.00%	100% capitalized / 0% Cash
>$3.40/lb to $3.85/lb	10.00%	60% capitalized / 40% Cash
>$3.85/lb	8.00%	0% capitalized / 100% Cash

Schedule of proportions of total payable copper

Time Period	% Payable Copper
Closing to 1st Anniversary of the Closing Date	—%
1st Anniversary of the Closing Date to 5th Anniversary	3.00%
5th Anniversary until 33,000 metric tonnes of Refined Copper delivered to the Purchaser (the “Threshold Quantity”)	4.875%
Thereafter from the date that the Threshold Quantity has been met	2.25%

Time Period	% Payable Copper
Closing to 1st Anniversary of the Closing Date	0%
1st Anniversary of the Closing Date to 5th Anniversary	3.00%
5th Anniversary until 33,000 metric tonnes of Refined Copper delivered to the Purchaser (the “Threshold Quantity”)	4.875%
Thereafter from the date that the Threshold Quantity has been met	2.25%